The Company - Merger with Spring Valley (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Subscription Agreements
Class of Stock [Line Items]
Value of shares issued contingent on closing of the Merger	$ 211,000	$ 211,000
Value of shares issued contingent on entry into definitive documents	$ 30,000	$ 30,000
Class B ordinary share
Class of Stock [Line Items]
Share exchange ratio	1	1
Class A Common Stock
Class of Stock [Line Items]
Share exchange ratio	1	1